Schedule of Investments
September 30, 2020 (unaudited)
Manor Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 99.17%

Air Transportation, Scheduled - 1.57%
Southwest Airlines Co. (2)	5,194	194,775

Cable & Other Pay Television Services - 4.55%
Charter Communications, Inc. Class A (2)	906	565,652

Electronic Computers - 11.23%
Apple, Inc.	12,048	1,395,279

Fire, Marine & Casualty Insurance - 1.93%
Chubb Ltd.	2,067	240,020

Hospital & Medical Service Plans - 3.64%
UnitedHealth Group, Inc.	1,453	453,002

Measuring & Controlling Device - 4.11%
Thermo Fisher Scientific, Inc.	1,156	510,397

Pharmaceutical Preparations - 13.92%
Eli Lilly & Co.	3,544	524,583
AbbVie, Inc.	3,055	267,587
Regeneron Pharmaceuticals, Inc. (2)	672	376,172
Alexion Pharmaceuticals, Inc. (2)	1,952	223,367
Bristol-Myers Squibb Co.	5,612	338,347

		1,730,056

Radio & TV Broadcasting & Communication Equipment - 3.78%
Qualcomm, Inc.	3,991	469,661

Retail-Building Materials, Hardware, Garden Supply - 4.49%
Sherwin Williams Co.	801	558,089

Retail-Catalog & Mail-Order Houses - 8.26%
Amazon.com, Inc. (2)	326	1,026,486

Retail-Drug Stores & Proprietary Stores - 2.88%
CVS Health Corp.	6,139	358,518

Retail-Drug Stores & Proprietary Stores - 2.16%
Dollar Tree, Inc. (2)	2,935	268,083

Semiconductors & Related Devices - 3.08%
On Semiconductor Corp. (2)	17,660	383,045

Services-Business Services, NEC - 11.08%
Akamai Technologies, Inc. (2)	4,221	466,589
Fidelity National Information Services, Inc.	3,511	516,854
MasterCard, Inc. Class A	1,164	393,630

		1,377,073
Services-Computer Programming Services - 2.42%
Cognizant Technology Solutions Corp.	4,326	300,311

Services-Computer Programming, Data Processing, Etc. - 4.98%
Alphabet, Inc. Class A (2)	211	309,242
Alphabet, Inc. Class C (2)	211	310,086

		619,328

Services-Equipment Rental & Leasing - 2.69%
United Rentals, Inc. (2)	1,919	334,866

Services-Prepackaged Software - 8.02%
Microsoft Corp.	2,926	615,426
Activision Blizzard, Inc. (2)	4,714	381,598

		997,024
Trucking (No Local) - 2.75%
Landstar System, Inc.	2,719	341,207

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 1.63%
LKQ Corp. (2)	7,310	202,706

Total Common Stock	(Cost $ 6,053,920)	12,325,578

Money Market Registered Investment Companies - 0.97%

First American Government Obligation Fund Class Z - 0.05% (3)	121,123	121,123

Total Money Market Registered Investment Companies	(Cost $ 121,123)	121,123

Total Investments - 100.14%	(Cost $ 6,174,643)	12,446,701

Liabilities in Excess of Other Assets - -0.14%		(17,684)

Total Net Assets - 100.00%		12,429,017

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$12,446,701	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$12,446,701	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2020.